Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories
Stockpile ore	$ 34.1	$ 21.2
Work-in-process	5.3	12.0
Finished goods	16.8	17.5
Supplies	70.5	65.0
Total current inventories	126.7	115.7
Operating expense	450.4	382.7
Inventories recognized
Disclosure of inventories
Operating expense	$ 436.2	$ 370.9